Revenue - Summary of Revenues by Recognition (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of revenue [line items]
Telecommunication services	₺ 29,204,447	₺ 23,917,505	₺ 20,878,303
Equipment revenues	4,160,713	3,316,984	2,246,040
Revenue from financial services	1,013,896	830,987	1,140,873
Call center revenues	569,568	431,971	312,443
Other	971,918	606,291	559,476
Total revenue	35,920,542	29,103,738	25,137,135
Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication services	255,204	269,440
Equipment revenues	3,938,447	3,228,752
Revenue from financial services	379,558	231,021
Other	50,036	57,758
Total revenue	4,623,245	3,786,971
Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication services	28,949,243	23,648,065
Equipment revenues	222,266	88,232
Revenue from financial services	634,338	599,966
Call center revenues	569,568	431,971
Other	921,882	548,533
Total revenue	31,297,297	25,316,767
Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Total revenue	27,048,370	22,687,330	19,820,352
Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	3,650,728	2,454,455	1,908,086
Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	1,013,896	830,987	1,143,183
All other segments [member]
Disclosure of revenue [line items]
Total revenue	4,207,548	3,130,966	2,265,514
Operating segments [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Telecommunication services	25,791,341	21,676,482	19,157,657
Equipment revenues	1,257,639	1,006,576	637,029
Call center revenues	46,268	34,383	69,777
Other	128,295	105,431	89,905
Total revenue	27,223,543	22,822,872	19,954,368
Operating segments [member] | Turkcell Turkey segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication services	229,120	254,619
Equipment revenues	1,035,373	918,344
Other	6,013	10
Total revenue	1,270,506	1,172,973
Operating segments [member] | Turkcell Turkey segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication services	25,562,221	21,421,863
Equipment revenues	222,266	88,232
Call center revenues	46,268	34,383
Other	122,282	105,421
Total revenue	25,953,037	21,649,899
Operating segments [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Telecommunication services	3,479,631	2,299,682	1,780,793
Equipment revenues	120,113	122,901	115,905
Call center revenues	48,060	34,566	17,008
Other	102,277	85,261	89,083
Total revenue	3,750,081	2,542,410	2,002,789
Operating segments [member] | Turkcell International segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication services	26,085	14,821
Equipment revenues	120,113	122,901
Other	351	9,132
Total revenue	146,549	146,854
Operating segments [member] | Turkcell International segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication services	3,453,546	2,284,861
Call center revenues	48,060	34,566
Other	101,926	76,129
Total revenue	3,603,532	2,395,556
Operating segments [member] | Techfin segment [member]
Disclosure of revenue [line items]
Revenue from financial services	1,075,742	845,189	1,141,712
Other			2,311
Total revenue	1,075,742	845,189	1,144,023
Operating segments [member] | Techfin segment [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Revenue from financial services	441,404	245,223
Total revenue	441,404	245,223
Operating segments [member] | Techfin segment [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Revenue from financial services	634,338	599,966
Total revenue	634,338	599,966
Operating segments [member] | All other segments [member]
Disclosure of revenue [line items]
Equipment revenues	2,832,180	2,208,169	1,497,765
Call center revenues	540,553	415,366	308,126
Other	1,557,286	979,701	855,553
Total revenue	4,930,019	3,603,236	2,661,444
Operating segments [member] | All other segments [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Equipment revenues	2,832,180	2,208,169
Other	46,625	52,958
Total revenue	2,878,805	2,261,127
Operating segments [member] | All other segments [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Call center revenues	540,553	415,366
Other	1,510,661	926,743
Total revenue	2,051,214	1,342,109
Intersegment eliminations [member]
Disclosure of revenue [line items]
Telecommunication services	(66,525)	(58,659)	(60,147)
Equipment revenues	(49,219)	(20,662)	(4,659)
Revenue from financial services	(61,846)	(14,202)	(839)
Call center revenues	(65,313)	(52,344)	(82,468)
Other	(815,940)	(564,102)	(477,376)
Total revenue	(1,058,843)	(709,969)	(625,489)
Intersegment eliminations [member] | Goods or services transferred at point in time [member]
Disclosure of revenue [line items]
Telecommunication services	(1)
Equipment revenues	(49,219)	(20,662)
Revenue from financial services	(61,846)	(14,202)
Other	(2,953)	(4,342)
Total revenue	(114,019)	(39,206)
Intersegment eliminations [member] | Goods or services transferred over time [member]
Disclosure of revenue [line items]
Telecommunication services	(66,524)	(58,659)
Call center revenues	(65,313)	(52,344)
Other	(812,987)	(559,760)
Total revenue	(944,824)	(670,763)
Intersegment eliminations [member] | Turkcell Turkey segment [member]
Disclosure of revenue [line items]
Total revenue	(175,173)	(135,542)	(134,016)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of revenue [line items]
Total revenue	(99,353)	(87,955)	(94,703)
Intersegment eliminations [member] | Techfin segment [member]
Disclosure of revenue [line items]
Total revenue	(61,846)	(14,202)	(840)
Intersegment eliminations [member] | All other segments [member]
Disclosure of revenue [line items]
Total revenue	₺ (722,471)	₺ (472,270)	₺ (395,930)